Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net loss	$ (2,060,076)	$ (1,644,393)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation expense	280,288	301,839
Common stock issued for interest and fees for services from consultants	261,409	173,150
Interest expense related to amortization of the discount on convertible notes payable	771,124	298,771
Bad debt expense	15,000
Change in derivative liability	(265,600)
Amortization expense	7,924	2,730
Changes in assets and liabilities:
Accounts receivable	(9,442)	14,382
Inventories	9,818	5,462
Prepaid expenses and other current assets	(143,293)	(43,366)
Deposits		(35,000)
Accounts payable and accrued expenses	36,596	(60,081)
Officer bonus	(80,000)
Net cash used in operating activities	(1,176,252)	(986,506)
Cash flows from financing activities
Proceeds from convertible notes	125,000	255,000
Proceeds from line of credit	175,000
Proceeds from exercise of warrants	153,000
Net cash provided by financing activities	453,000	255,000
Effect of foreign currency translation	(11,376)	(9,318)
Net change in cash and cash equivalents	(734,628)	(740,824)
Cash and cash equivalents at beginning of period	1,910,153	1,763,114
Cash and equivalents at end of period	1,175,525	1,022,290
Supplemental disclosures of cash flow information
Income taxes	5,350	4,000
Non-cash investing and financing activities:
Conversion of accounts payable into stock options	141,763	206,934
Fair value of warrants issued in conjunction with convertible notes payable	125,000	255,000
Settlement of accounts payable and interest in shares of common stock	261,409	173,150
Convertible notes into shares of common stock	$ 400,000